Investments in joint ventures - Summarized financial information relating to the group's share of joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 248,891	$ 164,195	$ 109,078
Profit (loss) before interest and taxation		18,039	18,082	(21,740)
Finance costs		2,703	2,857	3,115
Profit (loss) before taxation		15,405	15,227	(24,888)
Taxation		16,762	6,740	(4,159)
Non-controlling interests		1,130	922	(424)
Profit (loss) for the year	[1],[2]	(1,357)	8,487	(20,729)
Other comprehensive income	[1],[2]	8,208	2,065	(1,641)
Total comprehensive income	[1],[2]	6,851	10,552	(22,370)
Non-current assets		180,432	194,682
Current assets		107,688	92,590
Assets		288,120	287,272
Current liabilities		99,018	80,287
Non-current liabilities		106,112	116,546
Liabilities		205,130	196,833
Net assets		82,990	90,439
Non-controlling interests		15,437	14,976
bp shareholders’ equity		67,553	75,463
Net impairment and losses on sale of businesses and fixed assets		(30,522)	1,121	(14,381)
Investments in joint ventures		12,400	9,982
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		1,137
Profit (loss) before interest and taxation		730
Finance costs		109
Profit (loss) before taxation		621
Taxation		81
Non-controlling interests		0
Profit (loss) for the year		540
Other comprehensive income		0
Total comprehensive income		540
Non-current assets		11,109
Current assets		2,066
Assets		13,175
Current liabilities		1,297
Non-current liabilities		6,614
Liabilities		7,911
Net assets		5,264
Non-controlling interests		0
bp shareholders’ equity		5,264
Net impairment and losses on sale of businesses and fixed assets		0
Loans made by group companies to associates		0
Investments in joint ventures		5,264	0
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		3,204	2,197	1,753
Profit (loss) before interest and taxation		780	403	(183)
Finance costs		188	131	125
Profit (loss) before taxation		592	272	(308)
Taxation		54	489	(100)
Non-controlling interests		0	0	0
Profit (loss) for the year		538	(217)	(208)
Other comprehensive income		0	0	0
Total comprehensive income		538	(217)	(208)
Non-current assets		7,299	7,103
Current assets		1,527	932
Assets		8,826	8,035
Current liabilities		998	1,017
Non-current liabilities		2,928	2,622
Liabilities		3,926	3,639
Net assets		4,900	4,396
Non-controlling interests		0	0
bp shareholders’ equity		4,900	4,396
Net impairment and losses on sale of businesses and fixed assets		(2,900)	0
Loans made by group companies to associates		0	0
Investments in joint ventures		2,000	4,396
Other joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		9,770	9,048	8,793
Profit (loss) before interest and taxation		255	927	32
Finance costs		137	58	76
Profit (loss) before taxation		118	869	(44)
Taxation		67	107	49
Non-controlling interests		1	2	1
Profit (loss) for the year		50	760	(94)
Other comprehensive income		50	5	(5)
Total comprehensive income		100	765	(99)
Non-current assets		7,775	7,702
Current assets		2,778	2,385
Assets		10,553	10,087
Current liabilities		1,713	1,272
Non-current liabilities		3,687	3,219
Liabilities		5,400	4,491
Net assets		5,153	5,596
Non-controlling interests		(13)	5
bp shareholders’ equity		5,140	5,591
Net impairment and losses on sale of businesses and fixed assets		0	0
Loans made by group companies to associates		(4)	(5)
Investments in joint ventures		5,136	5,586
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		14,111	11,245	10,545
Profit (loss) before interest and taxation		1,765	1,330	(151)
Finance costs		434	189	201
Profit (loss) before taxation		1,331	1,141	(352)
Taxation		202	596	(51)
Non-controlling interests		1	2	1
Profit (loss) for the year		1,128	543	(302)
Other comprehensive income		50	5	(5)
Total comprehensive income		1,178	548	$ (307)
Non-current assets		26,183	14,805
Current assets		6,371	3,317
Assets		32,554	18,122
Current liabilities		4,008	2,289
Non-current liabilities		13,229	5,841
Liabilities		17,237	8,130
Net assets		15,317	9,992
Non-controlling interests		(13)	5
bp shareholders’ equity		15,304	9,987
Net impairment and losses on sale of businesses and fixed assets		(2,900)	0
Loans made by group companies to associates		(4)	(5)
Investments in joint ventures		$ 12,400	$ 9,982

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.